Loans Receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans Receivable

Note 5. Loans Receivable

The major components of loans in the consolidated balance sheets at December 31, 2017 and December 31, 2016 are as follows:

(dollars in thousands)	2017	2016
Commercial & agricultural	$25,672	$26,086
Commercial mortgage	125,661	128,515
Construction & development	25,475	26,464
Farmland	33,353	33,531
Residential	199,120	187,188
Consumer & other	15,590	10,184

Total loans	424,871	411,968
Allowance for loan losses	(3,453)	(3,420)

Loans, net of allowance for loan losses	$421,418	$408,548

The major components of loans, net of fair value adjustments, acquired from Cardinal as of July 1, 2016, the acquisition date, are as follows:

(dollars in thousands)
Commercial & agricultural	$15,897
Commercial mortgage	76,968
Construction & development	7,800
Farmland	4,146
Residential	49,609
Consumer & other	3,432

Total loans acquired	$157,852

As of the acquisition date, all loans acquired from Cardinal were considered to be performing loans therefore there were no purchased credit impaired loans.

As of December 31, 2017 and 2016, substantially all of the Bank’s residential 1-4 family loans were pledged as collateral toward borrowings with the Federal Home Loan Bank.